Schedule II - Valuation and Qualifying Accounts and Reserves (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Allowance for doubtful accounts [Member]
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	$ 9,173	$ 13,392	$ 9,995
Additions charged to costs and expenses	1,262	1,286	3,798
Accounts written off	(2,024)	(4,642)	(1,496)
Translation adjustments	(180)	(863)	1,095
Balance at end of period	8,231	9,173	13,392
SEC Schedule, 12-09, Valuation Allowance, Deferred Tax Asset [Member]
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	200,280	207,483	152,752
Additions charged to costs and expenses	5,659	(1,821)	35,646
Accounts written off	0	0	0
Translation adjustments	(2,174)	(9,269)	19,085
Balance at end of period	$ 203,765	200,280	207,483
Scenario, Adjustment [Member]
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Adjustment to foreign net operating loss carryforwards		$ (5,900)	$ (58,800)